Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 16, 2011
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN CAP FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000081443
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 16, 2011
Prospectus Date	rr_ProspectusDate	Dec 19, 2011

Retail Shares | AllianceBernstein Dynamic All Market Fund
ALLIANCEBERNSTEIN DYNAMIC ALL MARKET FUND
INVESTMENT OBJECTIVE
The Fund's investment objective is to maximize total return consistent with the Adviser's determination of reasonable risk. Total return is the sum of capital appreciation and income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Fund--Sales Charge Reduction Programs on page 20 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 77 of the Fund's Statement of Additional Information ("SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retail Shares AllianceBernstein Dynamic All Market Fund (USD $)	CLASS A SHARES	CLASS C SHARES		ADVISOR CLASS SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	1.00%	[1]	none
Exchange Fee	none	none		none
[1]	For Class C shares, the contingent deferred sales charge, or CDSC, is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail Shares AllianceBernstein Dynamic All Market Fund		CLASS A SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
Management Fees		0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	none
Other Expenses: Transfer Agent		0.09%	0.11%	0.09%
Other Expenses		0.52%	0.52%	0.52%
Total Other Expenses	[1]	0.61%	0.63%	0.61%
Acquired Fund Fees and Expenses	[1]	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses		1.55%	2.27%	1.25%
Fee Waiver and/or Expense Reimbursement	[2]	(0.41%)	(0.43%)	(0.41%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.14%	1.84%	0.84%
[1]	Total Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Fund through February 28, 2015 to the extent necessary to prevent total Fund operating expenses, on an annualized basis, from exceeding 1.10% on Class A shares, 1.80% on Class C shares or 0.80% on Advisor Class shares (excluding Acquired Fund Fees and Expenses other than the advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, interest expense, brokerage commissions and other transaction costs, taxes and extraordinary expenses). Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until February 28, 2015, provided that no reimbursement payment will be made that would cause the Fund's total annual Fund operating expenses to exceed the percentages in the preceding sentence or cause the total of the payments to exceed the Fund's total initial offering expenses.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retail Shares AllianceBernstein Dynamic All Market Fund (USD $)	CLASS A SHARES	CLASS C SHARES		ADVISOR CLASS SHARES
After 1 Year	536	187	[1]	86
After 3 Years	772	579		268
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance.

PRINCIPAL STRATEGIES
The Fund invests dynamically in a number of global asset classes, including equity, fixed-income, real assets, credit and currencies. In making asset allocation decisions, the Adviser will use both fundamental analysis and its proprietary dynamic asset allocation process. This process generates forecasts of volatility, correlation and expected return that allow the Adviser to gauge changes in the risk/return trade-off across a range of asset classes. The Adviser may make frequent adjustments to the Fund's asset class exposures based on this continued monitoring of risks and potential returns.

In addition, the Adviser will seek to allocate the Fund's investments such that the Fund's asset classes contribute to its overall expected risk and volatility in a more balanced manner than is typical in a portfolio with approximately equal allocations to equity and fixed-income securities, where volatility often can be attributed largely to equities. This means that the Fund will generally have greater exposures to lower risk asset classes (such as fixed-income) than to higher risk asset classes. In addition to these risk considerations, the Adviser will consider its forecasts for return as well as risk in making asset allocation decisions. To achieve the overall risk/return profile that the Adviser believes is most appropriate in light of the Fund's investment objective, a combination of direct securities investments, derivative instruments and reverse repurchase agreements will be used to gain asset class exposure so that the Fund's aggregate exposure will generally be substantially in excess of its net assets (i.e., so that the Fund is effectively leveraged).

The asset classes in which the Fund may invest include:

. equity (generally large-capitalization equity securities and related derivatives; also small- and mid-capitalization equity securities and related derivatives to a lesser degree);

. fixed-income (sovereign debt obligations; interest rate derivatives);

. credit (corporate debt securities, including high-yield debt securities or "junk bonds", and credit derivatives such as credit default swaps);

. real assets, including:

     . commodities, commodity-linked derivative instruments, including futures and options thereon, and companies engaged in commodity businesses,

     . real estate investment trusts ("REITs") and other real estate-related securities,

     . inflation-linked securities and related derivatives; and

. currencies.

The Fund's investments within each asset class will generally be index-based--i.e., portfolios of securities intended to track the performance of a particular index and index-based exchange-traded funds ("ETFs") and derivatives. The Fund's investments in each asset class will generally be global in nature, and will generally include investments in both developed and emerging markets. The Fund may invest in debt securities with a range of maturities from short- to long-term.

ETFs and derivatives, such as options, futures, forwards and swap agreements, may provide more efficient and economical exposure to market segments than direct investments, and the Fund's market exposures may at times be achieved almost entirely through investments in ETF shares and/or through the use of derivatives. Shares of ETFs and derivatives transactions may also be a quicker and more efficient way to alter the Fund's exposure than buying and selling direct investments. In determining when and to what extent to invest in ETFs or to enter into derivative transactions, the Adviser will consider factors such as the risks and returns of these investments relative to direct investments and the costs of such transactions. Because derivatives transactions frequently require cash outlays that are only a small portion of the amount of exposure obtained through the derivative, a significant portion of the Fund's assets may be held in cash or invested in cash equivalents, such as short-term U.S. Government and agency securities, repurchase agreements and money market funds.

While the Fund may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, the Adviser expects that the Fund will seek to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Dynamic All Market (Cayman) Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by the Adviser and has the same investment objective and substantially similar investment policies and restrictions as the Fund except that the Subsidiary, unlike the Fund, may invest, without limitation, in commodities and commodities-related instruments. The Fund will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary. The Fund limits its investment in the Subsidiary to no more than 25% of its net assets. Investment in the Subsidiary is expected to provide the Fund with commodity exposure within the limitations of federal tax requirements that apply to the Fund.

Currency exchange rate fluctuations can have a dramatic impact on returns. The Fund's foreign currency exposures will come both from investments in equity and debt securities priced or denominated in foreign currencies and from direct holdings of foreign currencies and currency-related derivatives. The Adviser may seek to hedge all or a portion of the currency exposure resulting from Fund investments or decide not to hedge this exposure. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

PRINCIPAL RISKS
. MARKET RISK: The value of the Fund's assets will fluctuate as the stock, bond, currency and commodity markets fluctuate. The value of the Fund's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

. ALLOCATION RISK: The allocation of the Fund's assets among different asset classes, such as equity securities, debt securities and currencies, may have a significant effect on the Fund's net asset value, or NAV, when one of these asset classes is performing better or worse than others.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Because the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.

. FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

. EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

. INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer, guarantor or counterparty may default causing a loss of the full principal amount of a security or the amount to which the Fund is entitled in a derivative transaction. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

. HIGH YIELD DEBT SECURITY RISK: Investments in fixed-income securities with ratings below investment grade, commonly known as "junk bonds", tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

. COMMODITY RISK: Investing in commodities and commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

. SUBSIDIARY RISK: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations thereof could limit the Fund's ability to gain exposure to commodities investments through investments in the Subsidiary.

. REAL ESTATE RISK: The Fund's investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in REITs may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.

. DIVERSIFICATION RISK: The Fund may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers.

. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
No performance information is available for the Fund because it has not yet been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec 19, 2011
Retail Shares | AllianceBernstein Dynamic All Market Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.09%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.52%
Total Other Expenses	rr_OtherExpensesOverAssets	0.61%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%
After 1 Year	rr_ExpenseExampleYear01	536
After 3 Years	rr_ExpenseExampleYear03	772
Retail Shares | AllianceBernstein Dynamic All Market Fund | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.11%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.52%
Total Other Expenses	rr_OtherExpensesOverAssets	0.63%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.84%
After 1 Year	rr_ExpenseExampleYear01	187	[4]
After 3 Years	rr_ExpenseExampleYear03	579
Retail Shares | AllianceBernstein Dynamic All Market Fund | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.09%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.52%
Total Other Expenses	rr_OtherExpensesOverAssets	0.61%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.84%
After 1 Year	rr_ExpenseExampleYear01	86
After 3 Years	rr_ExpenseExampleYear03	268
Retail Shares | AllianceBernstein Dynamic All Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN DYNAMIC ALL MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to maximize total return consistent with the Adviser's determination of reasonable risk. Total return is the sum of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Fund--Sales Charge Reduction Programs on page 20 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 77 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Total Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests dynamically in a number of global asset classes, including equity, fixed-income, real assets, credit and currencies. In making asset allocation decisions, the Adviser will use both fundamental analysis and its proprietary dynamic asset allocation process. This process generates forecasts of volatility, correlation and expected return that allow the Adviser to gauge changes in the risk/return trade-off across a range of asset classes. The Adviser may make frequent adjustments to the Fund's asset class exposures based on this continued monitoring of risks and potential returns.

In addition, the Adviser will seek to allocate the Fund's investments such that the Fund's asset classes contribute to its overall expected risk and volatility in a more balanced manner than is typical in a portfolio with approximately equal allocations to equity and fixed-income securities, where volatility often can be attributed largely to equities. This means that the Fund will generally have greater exposures to lower risk asset classes (such as fixed-income) than to higher risk asset classes. In addition to these risk considerations, the Adviser will consider its forecasts for return as well as risk in making asset allocation decisions. To achieve the overall risk/return profile that the Adviser believes is most appropriate in light of the Fund's investment objective, a combination of direct securities investments, derivative instruments and reverse repurchase agreements will be used to gain asset class exposure so that the Fund's aggregate exposure will generally be substantially in excess of its net assets (i.e., so that the Fund is effectively leveraged).

The asset classes in which the Fund may invest include:

. equity (generally large-capitalization equity securities and related derivatives; also small- and mid-capitalization equity securities and related derivatives to a lesser degree);

. fixed-income (sovereign debt obligations; interest rate derivatives);

. credit (corporate debt securities, including high-yield debt securities or "junk bonds", and credit derivatives such as credit default swaps);

. real assets, including:

     . commodities, commodity-linked derivative instruments, including futures and options thereon, and companies engaged in commodity businesses,

     . real estate investment trusts ("REITs") and other real estate-related securities,

     . inflation-linked securities and related derivatives; and

. currencies.

The Fund's investments within each asset class will generally be index-based--i.e., portfolios of securities intended to track the performance of a particular index and index-based exchange-traded funds ("ETFs") and derivatives. The Fund's investments in each asset class will generally be global in nature, and will generally include investments in both developed and emerging markets. The Fund may invest in debt securities with a range of maturities from short- to long-term.

ETFs and derivatives, such as options, futures, forwards and swap agreements, may provide more efficient and economical exposure to market segments than direct investments, and the Fund's market exposures may at times be achieved almost entirely through investments in ETF shares and/or through the use of derivatives. Shares of ETFs and derivatives transactions may also be a quicker and more efficient way to alter the Fund's exposure than buying and selling direct investments. In determining when and to what extent to invest in ETFs or to enter into derivative transactions, the Adviser will consider factors such as the risks and returns of these investments relative to direct investments and the costs of such transactions. Because derivatives transactions frequently require cash outlays that are only a small portion of the amount of exposure obtained through the derivative, a significant portion of the Fund's assets may be held in cash or invested in cash equivalents, such as short-term U.S. Government and agency securities, repurchase agreements and money market funds.

While the Fund may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, the Adviser expects that the Fund will seek to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Dynamic All Market (Cayman) Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by the Adviser and has the same investment objective and substantially similar investment policies and restrictions as the Fund except that the Subsidiary, unlike the Fund, may invest, without limitation, in commodities and commodities-related instruments. The Fund will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary. The Fund limits its investment in the Subsidiary to no more than 25% of its net assets. Investment in the Subsidiary is expected to provide the Fund with commodity exposure within the limitations of federal tax requirements that apply to the Fund.

Currency exchange rate fluctuations can have a dramatic impact on returns. The Fund's foreign currency exposures will come both from investments in equity and debt securities priced or denominated in foreign currencies and from direct holdings of foreign currencies and currency-related derivatives. The Adviser may seek to hedge all or a portion of the currency exposure resulting from Fund investments or decide not to hedge this exposure. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
. MARKET RISK: The value of the Fund's assets will fluctuate as the stock, bond, currency and commodity markets fluctuate. The value of the Fund's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

. ALLOCATION RISK: The allocation of the Fund's assets among different asset classes, such as equity securities, debt securities and currencies, may have a significant effect on the Fund's net asset value, or NAV, when one of these asset classes is performing better or worse than others.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Because the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.

. FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

. EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

. INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer, guarantor or counterparty may default causing a loss of the full principal amount of a security or the amount to which the Fund is entitled in a derivative transaction. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

. HIGH YIELD DEBT SECURITY RISK: Investments in fixed-income securities with ratings below investment grade, commonly known as "junk bonds", tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

. COMMODITY RISK: Investing in commodities and commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

. SUBSIDIARY RISK: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations thereof could limit the Fund's ability to gain exposure to commodities investments through investments in the Subsidiary.

. REAL ESTATE RISK: The Fund's investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in REITs may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.

. DIVERSIFICATION RISK: The Fund may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers.

. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	DIVERSIFICATION RISK: The Fund may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is available for the Fund because it has not yet been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for the Fund because it has not yet been in operation for a full calendar year

[1]	Total Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Fund through February 28, 2015 to the extent necessary to prevent total Fund operating expenses, on an annualized basis, from exceeding 1.10% on Class A shares, 1.80% on Class C shares or 0.80% on Advisor Class shares (excluding Acquired Fund Fees and Expenses other than the advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, interest expense, brokerage commissions and other transaction costs, taxes and extraordinary expenses). Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until February 28, 2015, provided that no reimbursement payment will be made that would cause the Fund's total annual Fund operating expenses to exceed the percentages in the preceding sentence or cause the total of the payments to exceed the Fund's total initial offering expenses.
[3]	For Class C shares, the contingent deferred sales charge, or CDSC, is 0% after the first year.
[4]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

Retirement Shares | AllianceBernstein Dynamic All Market Fund
ALLIANCEBERNSTEIN DYNAMIC ALL MARKET FUND
INVESTMENT OBJECTIVE
The Fund's investment objective is to maximize total return consistent with the Adviser's determination of reasonable risk. Total return is the sum of capital appreciation and income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retirement Shares AllianceBernstein Dynamic All Market Fund (USD $)	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	none	none	none
Exchange Fee	none		none	none	none
[1]	In some cases, a 1%, 1-year contingent deferred sales charge, or CDSC, may apply. CDSCs for Class A shares may also be subject to waiver in certain circumstances.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retirement Shares AllianceBernstein Dynamic All Market Fund		CLASS A SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Management Fees		0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.30%	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.09%	0.26%	0.20%	0.12%
Other Expenses		0.52%	0.52%	0.52%	0.52%
Total Other Expenses	[1]	0.61%	0.78%	0.72%	0.64%
Acquired Fund Fees and Expenses	[1]	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses		1.55%	1.92%	1.61%	1.28%
Fee Waiver and/or Expense Reimbursement	[2]	(0.41%)	(0.58%)	(0.52%)	(0.44%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.14%	1.34%	1.09%	0.84%
[1]	Total Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Fund through February 28, 2015 to the extent necessary to prevent total Fund operating expenses, on an annualized basis, from exceeding 1.10% on Class A shares, 1.30% on Class R shares, 1.05% on Class K shares or 0.80% on Class I shares (excluding Acquired Fund Fees and Expenses other than the advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, interest expense, brokerage commissions and other transaction costs, taxes and extraordinary expenses). Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until February 28, 2015, provided that no reimbursement payment will be made that would cause the Fund's total annual Fund operating expenses to exceed the percentages in the preceding sentence or cause the total of the payments to exceed the Fund's total initial offering expenses.

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retirement Shares AllianceBernstein Dynamic All Market Fund (USD $)	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
After 1 Year	116	[1]	136	111	86
After 3 Years	362		425	347	268
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance.

PRINCIPAL STRATEGIES

The Fund invests dynamically in a number of global asset classes, including equity, fixed-income, real assets, credit and currencies. In making asset allocation decisions, the Adviser will use both fundamental analysis and its proprietary dynamic asset allocation process. This process generates forecasts of volatility, correlation and expected return that allow the Adviser to gauge changes in the risk/return trade-off across a range of asset classes. The Adviser may make frequent adjustments to the Fund's asset class exposures based on this continued monitoring of risks and potential returns.

In addition, the Adviser will seek to allocate the Fund's investments such that the Fund's asset classes contribute to its overall expected risk and volatility in a more balanced manner than is typical in a portfolio with approximately equal allocations to equity and fixed-income securities, where volatility often can be attributed largely to equities. This means that the Fund will generally have greater exposures to lower risk asset classes (such as fixed-income) than to higher risk asset classes. In addition to these risk considerations, the Adviser will consider its forecasts for return as well as risk in making asset allocation decisions. To achieve the overall risk/return profile that the Adviser believes is most appropriate in light of the Fund's investment objective, a combination of direct securities investments, derivative instruments and reverse repurchase agreements will be used to gain asset class exposure so that the Fund's aggregate exposure will generally be substantially in excess of its net assets (i.e., so that the Fund is effectively leveraged).

The asset classes in which the Fund may invest include:

.  equity (generally large-capitalization equity securities and related derivatives; also small- and mid-capitalization equity securities and related derivatives to a lesser degree);

.  fixed-income (sovereign debt obligations; interest rate derivatives);

.  credit (corporate debt securities, including high-yield debt securities or "junk bonds", and credit derivatives such as credit default swaps);

.  real assets, including:

     .   commodities, commodity-linked derivative instruments, including futures and options thereon, and companies engaged in commodity businesses,

     .   real estate investment trusts ("REITs") and other real estate-related securities,

     .   inflation-linked securities and related derivatives; and

.  currencies.

The Fund's investments within each asset class will generally be index-based--i.e., portfolios of securities intended to track the performance of a particular index and index-based exchange-traded funds ("ETFs") and derivatives. The Fund's investments in each asset class will generally be global in nature, and will generally include investments in both developed and emerging markets. The Fund may invest in debt securities with a range of maturities from short- to long-term.

ETFs and derivatives, such as options, futures, forwards and swap agreements, may provide more efficient and economical exposure to market segments than direct investments, and the Fund's market exposures may at times be achieved almost entirely through investments in ETF shares and/or through the use of derivatives. Shares of ETFs and derivatives transactions may also be a quicker and more efficient way to alter the Fund's exposure than buying and selling direct investments. In determining when and to what extent to invest in ETFs or to enter into derivative transactions, the Adviser will consider factors such as the risks and returns of these investments relative to direct investments and the costs of such transactions. Because derivatives transactions frequently require cash outlays that are only a small portion of the amount of exposure obtained through the derivative, a significant portion of the Fund's assets may be held in cash or invested in cash equivalents, such as short-term U.S. Government and agency securities, repurchase agreements and money market funds.

While the Fund may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, the Adviser expects that the Fund will seek to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Dynamic All Market (Cayman) Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by the Adviser and has the same investment objective and substantially similar investment policies and restrictions as the Fund except that the Subsidiary, unlike the Fund, may invest, without limitation, in commodities and commodities-related instruments. The Fund will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary. The Fund limits its investment in the Subsidiary to no more than 25% of its net assets. Investment in the Subsidiary is expected to provide the Fund with commodity exposure within the limitations of federal tax requirements that apply to the Fund.

Currency exchange rate fluctuations can have a dramatic impact on returns. The Fund's foreign currency exposures will come both from investments in equity and debt securities priced or denominated in foreign currencies and from direct holdings of foreign currencies and currency-related derivatives. The Adviser may seek to hedge all or a portion of the currency exposure resulting from Fund investments or decide not to hedge this exposure. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

PRINCIPAL RISKS

.  MARKET RISK: The value of the Fund's assets will fluctuate as the stock, bond, currency and commodity markets fluctuate. The value of the Fund's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  ALLOCATION RISK: The allocation of the Fund's assets among different asset classes, such as equity securities, debt securities and currencies, may have a significant effect on the Fund's net asset value, or NAV, when one of these asset classes is performing better or worse than others.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  LEVERAGE RISK: Because the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.

.  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory and other uncertainties.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling   to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer, guarantor or counterparty may default causing a loss of the full principal amount of a security or the amount to which the Fund is entitled in a derivative transaction. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

.  HIGH YIELD DEBT SECURITY RISK: Investments in fixed-income securities with ratings below investment grade, commonly known as "junk bonds", tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

.  COMMODITY RISK: Investing in commodities and commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

.  SUBSIDIARY RISK: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations thereof could limit the Fund's ability to gain exposure to commodities investments through investments in the Subsidiary.

.  REAL ESTATE RISK: The Fund's investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in REITs may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.

.  DIVERSIFICATION RISK: The Fund may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers.

.  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
No performance information is available for the Fund because it has not yet been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec 19, 2011
Retirement Shares | AllianceBernstein Dynamic All Market Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.09%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.52%
Total Other Expenses	rr_OtherExpensesOverAssets	0.61%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%
After 1 Year	rr_ExpenseExampleYear01	116	[4]
After 3 Years	rr_ExpenseExampleYear03	362
Retirement Shares | AllianceBernstein Dynamic All Market Fund | CLASS R SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.52%
Total Other Expenses	rr_OtherExpensesOverAssets	0.78%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.34%
After 1 Year	rr_ExpenseExampleYear01	136
After 3 Years	rr_ExpenseExampleYear03	425
Retirement Shares | AllianceBernstein Dynamic All Market Fund | CLASS K SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.52%
Total Other Expenses	rr_OtherExpensesOverAssets	0.72%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.09%
After 1 Year	rr_ExpenseExampleYear01	111
After 3 Years	rr_ExpenseExampleYear03	347
Retirement Shares | AllianceBernstein Dynamic All Market Fund | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.52%
Total Other Expenses	rr_OtherExpensesOverAssets	0.64%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.84%
After 1 Year	rr_ExpenseExampleYear01	86
After 3 Years	rr_ExpenseExampleYear03	268
Retirement Shares | AllianceBernstein Dynamic All Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN DYNAMIC ALL MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to maximize total return consistent with the Adviser's determination of reasonable risk. Total return is the sum of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Total Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests dynamically in a number of global asset classes, including equity, fixed-income, real assets, credit and currencies. In making asset allocation decisions, the Adviser will use both fundamental analysis and its proprietary dynamic asset allocation process. This process generates forecasts of volatility, correlation and expected return that allow the Adviser to gauge changes in the risk/return trade-off across a range of asset classes. The Adviser may make frequent adjustments to the Fund's asset class exposures based on this continued monitoring of risks and potential returns.

In addition, the Adviser will seek to allocate the Fund's investments such that the Fund's asset classes contribute to its overall expected risk and volatility in a more balanced manner than is typical in a portfolio with approximately equal allocations to equity and fixed-income securities, where volatility often can be attributed largely to equities. This means that the Fund will generally have greater exposures to lower risk asset classes (such as fixed-income) than to higher risk asset classes. In addition to these risk considerations, the Adviser will consider its forecasts for return as well as risk in making asset allocation decisions. To achieve the overall risk/return profile that the Adviser believes is most appropriate in light of the Fund's investment objective, a combination of direct securities investments, derivative instruments and reverse repurchase agreements will be used to gain asset class exposure so that the Fund's aggregate exposure will generally be substantially in excess of its net assets (i.e., so that the Fund is effectively leveraged).

The asset classes in which the Fund may invest include:

.  equity (generally large-capitalization equity securities and related derivatives; also small- and mid-capitalization equity securities and related derivatives to a lesser degree);

.  fixed-income (sovereign debt obligations; interest rate derivatives);

.  credit (corporate debt securities, including high-yield debt securities or "junk bonds", and credit derivatives such as credit default swaps);

.  real assets, including:

     .   commodities, commodity-linked derivative instruments, including futures and options thereon, and companies engaged in commodity businesses,

     .   real estate investment trusts ("REITs") and other real estate-related securities,

     .   inflation-linked securities and related derivatives; and

.  currencies.

The Fund's investments within each asset class will generally be index-based--i.e., portfolios of securities intended to track the performance of a particular index and index-based exchange-traded funds ("ETFs") and derivatives. The Fund's investments in each asset class will generally be global in nature, and will generally include investments in both developed and emerging markets. The Fund may invest in debt securities with a range of maturities from short- to long-term.

ETFs and derivatives, such as options, futures, forwards and swap agreements, may provide more efficient and economical exposure to market segments than direct investments, and the Fund's market exposures may at times be achieved almost entirely through investments in ETF shares and/or through the use of derivatives. Shares of ETFs and derivatives transactions may also be a quicker and more efficient way to alter the Fund's exposure than buying and selling direct investments. In determining when and to what extent to invest in ETFs or to enter into derivative transactions, the Adviser will consider factors such as the risks and returns of these investments relative to direct investments and the costs of such transactions. Because derivatives transactions frequently require cash outlays that are only a small portion of the amount of exposure obtained through the derivative, a significant portion of the Fund's assets may be held in cash or invested in cash equivalents, such as short-term U.S. Government and agency securities, repurchase agreements and money market funds.

While the Fund may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, the Adviser expects that the Fund will seek to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Dynamic All Market (Cayman) Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by the Adviser and has the same investment objective and substantially similar investment policies and restrictions as the Fund except that the Subsidiary, unlike the Fund, may invest, without limitation, in commodities and commodities-related instruments. The Fund will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary. The Fund limits its investment in the Subsidiary to no more than 25% of its net assets. Investment in the Subsidiary is expected to provide the Fund with commodity exposure within the limitations of federal tax requirements that apply to the Fund.

Currency exchange rate fluctuations can have a dramatic impact on returns. The Fund's foreign currency exposures will come both from investments in equity and debt securities priced or denominated in foreign currencies and from direct holdings of foreign currencies and currency-related derivatives. The Adviser may seek to hedge all or a portion of the currency exposure resulting from Fund investments or decide not to hedge this exposure. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Fund's assets will fluctuate as the stock, bond, currency and commodity markets fluctuate. The value of the Fund's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  ALLOCATION RISK: The allocation of the Fund's assets among different asset classes, such as equity securities, debt securities and currencies, may have a significant effect on the Fund's net asset value, or NAV, when one of these asset classes is performing better or worse than others.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  LEVERAGE RISK: Because the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.

.  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory and other uncertainties.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling   to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer, guarantor or counterparty may default causing a loss of the full principal amount of a security or the amount to which the Fund is entitled in a derivative transaction. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

.  HIGH YIELD DEBT SECURITY RISK: Investments in fixed-income securities with ratings below investment grade, commonly known as "junk bonds", tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

.  COMMODITY RISK: Investing in commodities and commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

.  SUBSIDIARY RISK: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations thereof could limit the Fund's ability to gain exposure to commodities investments through investments in the Subsidiary.

.  REAL ESTATE RISK: The Fund's investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in REITs may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.

.  DIVERSIFICATION RISK: The Fund may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers.

.  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	DIVERSIFICATION RISK: The Fund may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is available for the Fund because it has not yet been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for the Fund because it has not yet been in operation for a full calendar year

[1]	In some cases, a 1%, 1-year contingent deferred sales charge, or CDSC, may apply. CDSCs for Class A shares may also be subject to waiver in certain circumstances.
[2]	Total Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Fund through February 28, 2015 to the extent necessary to prevent total Fund operating expenses, on an annualized basis, from exceeding 1.10% on Class A shares, 1.30% on Class R shares, 1.05% on Class K shares or 0.80% on Class I shares (excluding Acquired Fund Fees and Expenses other than the advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, interest expense, brokerage commissions and other transaction costs, taxes and extraordinary expenses). Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until February 28, 2015, provided that no reimbursement payment will be made that would cause the Fund's total annual Fund operating expenses to exceed the percentages in the preceding sentence or cause the total of the payments to exceed the Fund's total initial offering expenses.
[4]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

Institutional Shares | AllianceBernstein Dynamic All Market Fund
ALLIANCEBERNSTEIN DYNAMIC ALL MARKET FUND
INVESTMENT OBJECTIVE
The Fund's investment objective is to maximize total return consistent with the Adviser's determination of reasonable risk. Total return is the sum of capital appreciation and income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Institutional Shares AllianceBernstein Dynamic All Market Fund (USD $)	CLASS 1 SHARES	CLASS 2 SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	none
Exchange Fee	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Shares AllianceBernstein Dynamic All Market Fund		CLASS 1 SHARES	CLASS 2 SHARES
Management Fees		0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses: Transfer Agent		0.02%	0.02%
Other Expenses		0.52%	0.52%
Total Other Expenses	[1]	1.39%	1.14%
Acquired Fund Fees and Expenses	[1]	0.04%	0.04%
Total Annual Fund Operating Expenses		1.43%	1.18%
Fee Waiver and/or Expense Reimbursement	[2]	(0.34%)	(0.34%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.09%	0.84%
[1]	Total Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Fund through February 28, 2015 to the extent necessary to prevent total Fund operating expenses, on an annualized basis, from exceeding 1.05% on Class 1 shares or 0.80% on Class 2 shares (excluding Acquired Fund Fees and Expenses other than the advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, interest expense, brokerage commissions and other transaction costs, taxes and extraordinary expenses). Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until February 28, 2015, provided that no reimbursement payment will be made that would cause the Fund's total annual Fund operating expenses to exceed the percentages in the preceding sentence or cause the total of the payments to exceed the Fund's total initial offering expenses.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Institutional Shares AllianceBernstein Dynamic All Market Fund (USD $)	CLASS 1 SHARES	CLASS 2 SHARES
After 1 Year	111	86
After 3 Years	347	268

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance.

PRINCIPAL STRATEGIES
The Fund invests dynamically in a number of global asset classes, including equity, fixed-income, real assets, credit and currencies. In making asset allocation decisions, the Adviser will use both fundamental analysis and its proprietary dynamic asset allocation process. This process generates forecasts of volatility, correlation and expected return that allow the Adviser to gauge changes in the risk/return trade-off across a range of asset classes. The Adviser may make frequent adjustments to the Fund's asset class exposures based on this continued monitoring of risks and potential returns.

In addition, the Adviser will seek to allocate the Fund's investments such that the Fund's asset classes contribute to its overall expected risk and volatility in a more balanced manner than is typical in a portfolio with approximately equal allocations to equity and fixed-income securities, where volatility often can be attributed largely to equities. This means that the Fund will generally have greater exposures to lower risk asset classes (such as fixed-income) than to higher risk asset classes. In addition to these risk considerations, the Adviser will consider its forecasts for return as well as risk in making asset allocation decisions. To achieve the overall risk/return profile that the Adviser believes is most appropriate in light of the Fund's investment objective, a combination of direct securities investments, derivative instruments and reverse repurchase agreements will be used to gain asset class exposure so that the Fund's aggregate exposure will generally be substantially in excess of its net assets (i.e., so that the Fund is effectively leveraged).

The asset classes in which the Fund may invest include:

.  equity (generally large-capitalization equity securities and related derivatives; also small- and mid-capitalization equity securities and related derivatives to a lesser degree);

.  fixed-income (sovereign debt obligations; interest rate derivatives);

.  credit (corporate debt securities, including high-yield debt securities or "junk bonds", and credit derivatives such as credit default swaps);

.  real assets, including:

     .   commodities, commodity-linked derivative instruments, including futures and options thereon, and companies engaged in commodity businesses,

     .   real estate investment trusts ("REITs") and other real estate-related securities,

     .   inflation-linked securities and related derivatives; and

.  currencies.

The Fund's investments within each asset class will generally be index-based - i.e., portfolios of securities intended to track the performance of a particular index and index-based exchange-traded funds ("ETFs") and derivatives. The Fund's investments in each asset class will generally be global in nature, and will generally include investments in both developed and emerging markets. The Fund may invest in debt securities with a range of maturities from short- to long-term.

ETFs and derivatives, such as options, futures, forwards and swap agreements, may provide more efficient and economical exposure to market segments than direct investments, and the Fund's market exposures may at times be achieved almost entirely through investments in ETF shares and/or through the use of derivatives. Shares of ETFs and derivatives transactions may also be a quicker and more efficient way to alter the Fund's exposure than buying and selling direct investments. In determining when and to what extent to invest in ETFs or to enter into derivative transactions, the Adviser will consider factors such as the risks and returns of these investments relative to direct investments and the costs of such transactions. Because derivatives transactions frequently require cash outlays that are only a small portion of the amount of exposure obtained through the derivative, a significant portion of the Fund's assets may be held in cash or invested in cash equivalents, such as short-term U.S. Government and agency securities, repurchase agreements and money market funds.

While the Fund may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, the Adviser expects that the Fund will seek to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Dynamic All Market (Cayman) Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by the Adviser and has the same investment objective and substantially similar investment policies and restrictions as the Fund except that the Subsidiary, unlike the Fund, may invest, without limitation, in commodities and commodities-related instruments.

The Fund will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary. The Fund limits its investment in the Subsidiary to no more than 25% of its net assets. Investment in the Subsidiary is expected to provide the Fund with commodity exposure within the limitations of federal tax requirements that apply to the Fund.

Currency exchange rate fluctuations can have a dramatic impact on returns. The Fund's foreign currency exposures will come both from investments in equity and debt securities priced or denominated in foreign currencies and from direct holdings of foreign currencies and currency-related derivatives. The Adviser may seek to hedge all or a portion of the currency exposure resulting from Fund investments or decide not to hedge this exposure. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

PRINCIPAL RISKS
. MARKET RISK: The value of the Fund's assets will fluctuate as the stock, bond, currency and commodity markets fluctuate. The value of the Fund's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

. ALLOCATION RISK: The allocation of the Fund's assets among different asset classes, such as equity securities, debt securities and currencies, may have a significant effect on the Fund's net asset value, or NAV, when one of these asset classes is performing better or worse than others.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Because the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.

. FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

. EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

. INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer, guarantor or counterparty may default causing a loss of the full principal amount of a security or the amount to which the Fund is entitled in a derivative transaction. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

. HIGH YIELD DEBT SECURITY RISK: Investments in fixed-income securities with ratings below investment grade, commonly known as "junk bonds", tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

. COMMODITY RISK: Investing in commodities and commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

. SUBSIDIARY RISK: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations thereof could limit the Fund's ability to gain exposure to commodities investments through investments in the Subsidiary.

. REAL ESTATE RISK: The Fund's investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in REITs may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.

. DIVERSIFICATION RISK: The Fund may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers.

. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
No performance information is available for the Fund because it has not yet been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec 19, 2011
Institutional Shares | AllianceBernstein Dynamic All Market Fund | CLASS 1 SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.52%
Total Other Expenses	rr_OtherExpensesOverAssets	1.39%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.09%
After 1 Year	rr_ExpenseExampleYear01	111
After 3 Years	rr_ExpenseExampleYear03	347
Institutional Shares | AllianceBernstein Dynamic All Market Fund | CLASS 2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.52%
Total Other Expenses	rr_OtherExpensesOverAssets	1.14%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.84%
After 1 Year	rr_ExpenseExampleYear01	86
After 3 Years	rr_ExpenseExampleYear03	268
Institutional Shares | AllianceBernstein Dynamic All Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN DYNAMIC ALL MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to maximize total return consistent with the Adviser's determination of reasonable risk. Total return is the sum of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Total Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests dynamically in a number of global asset classes, including equity, fixed-income, real assets, credit and currencies. In making asset allocation decisions, the Adviser will use both fundamental analysis and its proprietary dynamic asset allocation process. This process generates forecasts of volatility, correlation and expected return that allow the Adviser to gauge changes in the risk/return trade-off across a range of asset classes. The Adviser may make frequent adjustments to the Fund's asset class exposures based on this continued monitoring of risks and potential returns.

In addition, the Adviser will seek to allocate the Fund's investments such that the Fund's asset classes contribute to its overall expected risk and volatility in a more balanced manner than is typical in a portfolio with approximately equal allocations to equity and fixed-income securities, where volatility often can be attributed largely to equities. This means that the Fund will generally have greater exposures to lower risk asset classes (such as fixed-income) than to higher risk asset classes. In addition to these risk considerations, the Adviser will consider its forecasts for return as well as risk in making asset allocation decisions. To achieve the overall risk/return profile that the Adviser believes is most appropriate in light of the Fund's investment objective, a combination of direct securities investments, derivative instruments and reverse repurchase agreements will be used to gain asset class exposure so that the Fund's aggregate exposure will generally be substantially in excess of its net assets (i.e., so that the Fund is effectively leveraged).

The asset classes in which the Fund may invest include:

.  equity (generally large-capitalization equity securities and related derivatives; also small- and mid-capitalization equity securities and related derivatives to a lesser degree);

.  fixed-income (sovereign debt obligations; interest rate derivatives);

.  credit (corporate debt securities, including high-yield debt securities or "junk bonds", and credit derivatives such as credit default swaps);

.  real assets, including:

     .   commodities, commodity-linked derivative instruments, including futures and options thereon, and companies engaged in commodity businesses,

     .   real estate investment trusts ("REITs") and other real estate-related securities,

     .   inflation-linked securities and related derivatives; and

.  currencies.

The Fund's investments within each asset class will generally be index-based - i.e., portfolios of securities intended to track the performance of a particular index and index-based exchange-traded funds ("ETFs") and derivatives. The Fund's investments in each asset class will generally be global in nature, and will generally include investments in both developed and emerging markets. The Fund may invest in debt securities with a range of maturities from short- to long-term.

ETFs and derivatives, such as options, futures, forwards and swap agreements, may provide more efficient and economical exposure to market segments than direct investments, and the Fund's market exposures may at times be achieved almost entirely through investments in ETF shares and/or through the use of derivatives. Shares of ETFs and derivatives transactions may also be a quicker and more efficient way to alter the Fund's exposure than buying and selling direct investments. In determining when and to what extent to invest in ETFs or to enter into derivative transactions, the Adviser will consider factors such as the risks and returns of these investments relative to direct investments and the costs of such transactions. Because derivatives transactions frequently require cash outlays that are only a small portion of the amount of exposure obtained through the derivative, a significant portion of the Fund's assets may be held in cash or invested in cash equivalents, such as short-term U.S. Government and agency securities, repurchase agreements and money market funds.

While the Fund may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, the Adviser expects that the Fund will seek to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Dynamic All Market (Cayman) Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by the Adviser and has the same investment objective and substantially similar investment policies and restrictions as the Fund except that the Subsidiary, unlike the Fund, may invest, without limitation, in commodities and commodities-related instruments.

The Fund will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary. The Fund limits its investment in the Subsidiary to no more than 25% of its net assets. Investment in the Subsidiary is expected to provide the Fund with commodity exposure within the limitations of federal tax requirements that apply to the Fund.

Currency exchange rate fluctuations can have a dramatic impact on returns. The Fund's foreign currency exposures will come both from investments in equity and debt securities priced or denominated in foreign currencies and from direct holdings of foreign currencies and currency-related derivatives. The Adviser may seek to hedge all or a portion of the currency exposure resulting from Fund investments or decide not to hedge this exposure. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
. MARKET RISK: The value of the Fund's assets will fluctuate as the stock, bond, currency and commodity markets fluctuate. The value of the Fund's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

. ALLOCATION RISK: The allocation of the Fund's assets among different asset classes, such as equity securities, debt securities and currencies, may have a significant effect on the Fund's net asset value, or NAV, when one of these asset classes is performing better or worse than others.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Because the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.

. FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

. EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

. INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer, guarantor or counterparty may default causing a loss of the full principal amount of a security or the amount to which the Fund is entitled in a derivative transaction. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

. HIGH YIELD DEBT SECURITY RISK: Investments in fixed-income securities with ratings below investment grade, commonly known as "junk bonds", tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

. COMMODITY RISK: Investing in commodities and commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

. SUBSIDIARY RISK: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations thereof could limit the Fund's ability to gain exposure to commodities investments through investments in the Subsidiary.

. REAL ESTATE RISK: The Fund's investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in REITs may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.

. DIVERSIFICATION RISK: The Fund may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers.

. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	DIVERSIFICATION RISK: The Fund may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is available for the Fund because it has not yet been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for the Fund because it has not yet been in operation for a full calendar year

[1]	Total Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Fund through February 28, 2015 to the extent necessary to prevent total Fund operating expenses, on an annualized basis, from exceeding 1.05% on Class 1 shares or 0.80% on Class 2 shares (excluding Acquired Fund Fees and Expenses other than the advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, interest expense, brokerage commissions and other transaction costs, taxes and extraordinary expenses). Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until February 28, 2015, provided that no reimbursement payment will be made that would cause the Fund's total annual Fund operating expenses to exceed the percentages in the preceding sentence or cause the total of the payments to exceed the Fund's total initial offering expenses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 19, 2011